Note 17 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)		12 Months Ended
	Sep. 17, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, January 1, 2014 (in shares)		33,779	32,140
Balance, January 1, 2014		$ 32,079,249	$ 30,440,100
Issuance of preferred shares from private placement net of issuance costs (in shares)	2,343,335
Issuance of preferred shares from private placement net of issuance costs			$ 10,227,110
Dividends declared (in shares)		1,726	1,639	1,440
Dividends declared		$ 1,725,699	$ 1,639,149	$ 1,440,100
Balance, December 31, 2014 (in shares)		35,505	33,779	32,140
Balance, December 31, 2014		$ 33,804,948	$ 32,079,249	$ 30,440,100
Private Placement [Member]
Issuance of preferred shares from private placement net of issuance costs		1,000,000		$ 14,500,000
Preferred Stock [Member] | Private Placement [Member]
Issuance of preferred shares from private placement net of issuance costs (in shares)				30,700
Issuance of preferred shares from private placement net of issuance costs				$ 29,000,000
Ordinary Preferred Stock [Member]
Balance, January 1, 2014		29,000,000	29,000,000
Dividends declared
Balance, December 31, 2014		$ 29,000,000	$ 29,000,000	29,000,000
Ordinary Preferred Stock [Member] | Preferred Stock [Member] | Private Placement [Member]
Issuance of preferred shares from private placement net of issuance costs				$ 29,000,000
Preferred Stock Issued as Dividends [Member]
Balance, January 1, 2014 (in shares)		3,079,249	1,440,100
Dividends declared (in shares)		1,725,699	1,639,149	1,440,100
Balance, December 31, 2014 (in shares)		4,804,948	3,079,249	1,440,100
Preferred Stock Issued as Dividends [Member] | Preferred Stock [Member] | Private Placement [Member]
Issuance of preferred shares from private placement net of issuance costs (in shares)